SUMMARY OF SHARE-BASED PAYMENT ARRANGEMENT OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares outstanding, beginning balance	2,430,900
Weighted average exercise price outstanding, beginning balance	$ 4.19
Number of shares, granted	108,040	2,239,129
Weighted average exercise price, granted	$ 8.10	$ 4.55
Weighted average grant date fair value options, granted	$ 4.18	$ 2.30
Number of shares outstanding, ending balance	2,538,940	2,430,900
Weighted average exercise price outstanding, ending balance	$ 4.31	$ 4.19
Weighted average grant date fair value options outstanding, ending balance	$ 2.19	$ 2.11	$ 0.22
Weighted average remaining contractual term (in years), ending	9 years 3 days	9 years 2 months 23 days	8 years 9 months
Number of shares vested and expected to vest	2,538,940
Weighted average exercise price, vested and expected to vest	$ 4.31
Weighted average grant date fair value options outstanding, ending balance	$ 2.19	$ 2.11
Weighted average remaining contractual term (in years),vested and expected to vest	9 years 3 days	9 years 2 months 23 days
Number of shares exercisable	1,850,748
Weighted average exercise price exercisable	$ 3.89
Weighted average grant date fair value options outstanding, ending balance	$ 1.90	$ 1.81
Weighted average remaining contractual term (in years), exercisable	8 years 11 months 12 days	9 years 1 month 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price, Beginning Balance	$ 2.11	$ 0.22
Previously Reported [Member]
Number of shares outstanding, beginning balance	2,430,900	270,100
Weighted average exercise price outstanding, beginning balance	$ 4.19	$ 0.37
Number of shares, granted		2,239,129
Weighted average exercise price, granted		$ 4.55
Number of shares outstanding, ending balance		2,430,900	270,100
Weighted average exercise price outstanding, ending balance		$ 4.19	$ 0.37
Number of shares vested and expected to vest		2,430,900
Weighted average exercise price, vested and expected to vest		$ 4.19
Number of shares exercisable		1,602,762
Weighted average exercise price exercisable		$ 3.70
Number of shares, forfeited		(10,804)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 3.70
Number of shares, exercised		(67,525)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.37